UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 30

Date of reporting period:	January 31, 2009

Item 1:	Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (94.2%)
Consumer Discretionary (13.3%)
*	O'Reilly Automotive, Inc.	1,897,191	55,151
	DeVry, Inc.	731,880	39,214
*	Dollar Tree, Inc.	850,551	36,327
*	GameStop Corp. Class A	1,353,430	33,538
*	ITT Educational Services, Inc.	201,980	24,745
*	WMS Industries, Inc.	1,083,499	24,075
	Service Corp. International	4,892,100	22,259
	Ross Stores, Inc.	743,987	21,888
*	DreamWorks Animation SKG, Inc.	968,967	21,269
*,^	Jos. A. Bank Clothiers, Inc.	679,288	18,653
*	Capella Education Co.	301,659	16,691
*	Marvel Entertainment, Inc.	571,600	15,725
	Penske Automotive Group Inc.	2,095,300	15,547
	Burger King Holdings Inc.	645,705	14,367
*	LKQ Corp.	1,226,070	14,161
*	Tractor Supply Co.	412,765	13,914
	Matthews International Corp.	344,100	13,399
	John Wiley & Sons Class A	375,700	13,311
*	Apollo Group, Inc. Class A	140,900	11,478
*	Skechers U.S.A., Inc.	1,146,500	11,419
*	Priceline.com, Inc.	163,182	10,948
*	Penn National Gaming, Inc.	578,185	10,783
*	The Warnaco Group, Inc.	454,000	10,279
*,^	Life Time Fitness, Inc.	675,083	9,998
*,^	Netflix.com, Inc.	269,135	9,727
*	Rent-A-Center, Inc.	645,346	9,583
	Autoliv, Inc.	513,900	9,451
*	Papa John's International, Inc.	492,762	9,367
*	Big Lots Inc.	685,798	9,224
*	Corinthian Colleges, Inc.	460,682	8,606
	Nordstrom, Inc.	662,900	8,412
	Foot Locker, Inc.	1,090,500	8,026
	Tupperware Brands Corp.	379,630	7,805
	Limited Brands, Inc.	929,600	7,362
	Wendy's/Arby's Group, Inc.	1,451,600	7,316
*	Aeropostale, Inc.	342,640	7,233
	RadioShack Corp.	613,318	7,029
*	Lamar Advertising Co. Class A	768,200	6,922
*	Interpublic Group of Cos., Inc.	2,030,657	6,762
	Tiffany & Co.	323,785	6,719
	Aaron Rents, Inc.	292,840	6,402
*	Urban Outfitters, Inc.	400,500	6,240
*	The Gymboree Corp.	244,229	5,984
*	The Children's Place Retail Stores, Inc.	315,859	5,941
	Royal Caribbean Cruises, Ltd.	912,500	5,922

	Darden Restaurants Inc.	216,275	5,671
	Abercrombie & Fitch Co.	309,700	5,528
	Advance Auto Parts, Inc.	161,134	5,274
*	CEC Entertainment Inc.	222,678	5,197
	Gannett Co., Inc.	892,900	5,152
*	The Dress Barn, Inc.	589,372	5,080
	OfficeMax, Inc.	913,200	5,032
	Cablevision Systems NY Group Class A	306,900	4,920
*	Pre-Paid Legal Services, Inc.	145,208	4,882
*	Chipotle Mexican Grill, Inc. Class B	103,950	4,732
*	NVR, Inc.	10,850	4,623
*	Jack in the Box Inc.	196,402	4,437
*	TRW Automotive Holdings Corp.	1,416,000	4,375
	WABCO Holdings Inc.	292,364	4,371
*	The Wet Seal, Inc. Class A	1,641,050	4,283
	Cracker Barrel Old Country Store Inc.	243,739	4,283
	Guess ?, Inc.	248,760	4,003
	Family Dollar Stores, Inc.	141,389	3,926
*	Bally Technologies Inc.	190,600	3,848
	Genuine Parts Co.	120,000	3,842
*	Texas Roadhouse, Inc.	488,038	3,724
*,^	Panera Bread Co.	76,400	3,589
*	Hot Topic, Inc.	398,600	3,404
*	Sonic Corp.	330,842	3,222
*	FGX International Holdings Ltd.	255,234	3,165
*	Kohl's Corp.	85,000	3,120
*	Chipotle Mexican Grill, Inc.	57,400	2,741
*	True Religion Apparel, Inc.	235,800	2,691
*	Scientific Games Corp.	211,450	2,658
*	The Cheesecake Factory Inc.	277,360	2,408
	International Speedway Corp.	102,280	2,381
	Harte-Hanks, Inc.	334,316	2,106
*	Denny's Corp.	1,176,600	2,024
*	Morningstar, Inc.	57,968	2,010
*	Fuel Systems Solutions, Inc.	76,600	2,002
*	Deckers Outdoor Corp.	37,700	1,969
*	Exide Technologies	529,424	1,922
*	Tenneco Automotive, Inc.	1,014,006	1,866
	Brinker International, Inc.	168,180	1,845
	Strayer Education, Inc.	8,500	1,840
*	The Goodyear Tire & Rubber Co.	297,603	1,836
*	Fossil, Inc.	153,700	1,774
*,1	Hollywood Media Corp.	1,643,923	1,611
*	K12 Inc.	87,753	1,401
*	Red Robin Gourmet Burgers, Inc.	114,303	1,392
*	Coinstar, Inc.	58,460	1,343
	Hasbro, Inc.	54,800	1,322
*	Buffalo Wild Wings Inc.	58,000	1,303
*	Hawk Corp. Class A	75,003	1,267
*	Collective Brands, Inc.	117,922	1,258
	Polaris Industries, Inc.	58,900	1,253
*	1-800-FLOWERS.COM, Inc.	499,063	1,253

	The Buckle, Inc.	58,800	1,244
	Interactive Data Corp.	53,300	1,216
	Phillips-Van Heusen Corp.	52,800	1,004
	Finish Line, Inc.	205,763	977
*	Brink's Home Security Holdings, Inc.	39,800	910
*,^	Conn's, Inc.	68,550	834
*	Mediacom Communications Corp.	152,205	822
*	Jo-Ann Stores, Inc.	62,754	801
	PetSmart, Inc.	38,800	728
	Arbitron Inc.	47,210	709
	Cinemark Holdings Inc.	77,690	615
	National CineMedia Inc.	56,391	568
	Systemax Inc.	51,600	523
	CKE Restaurants Inc.	62,900	522
*	Domino's Pizza, Inc.	74,866	501
*	Town Sports International Holdings, Inc.	250,000	495
	NutriSystem, Inc.	35,550	458
*	Wonder Auto Technology, Inc.	216,644	457
	Monro Muffler Brake, Inc.	14,200	345
	Dover Downs Gaming & Entertainment, Inc.	106,598	340
*,^	Bidz.com, Inc.	107,100	336
*	Palm Harbor Homes, Inc.	84,600	300
*	Citi Trends Inc.	31,400	299
*	Destination Maternity Corp.	34,392	292
	Liz Claiborne, Inc.	119,830	264
	Pulte Homes, Inc.	19,900	202
*	Tween Brands, Inc.	71,502	192
	Choice Hotels International, Inc.	7,300	192
*	Live Nation, Inc.	30,152	158
*	Alloy, Inc.	29,661	147
	Haverty Furniture Cos., Inc.	14,160	114
	Spartan Motors, Inc.	22,200	96
*	Steiner Leisure Ltd.	3,800	95
*	AnnTaylor Stores Corp.	18,047	89
*	Lumber Liquidators, Inc.	9,100	81
*	Einstein Noah Restaurant Group Inc.	9,300	64
*	Zale Corp.	50,985	63
*	Lodgian, Inc.	22,156	41
*	Perry Ellis International Corp.	10,523	40
*	Sally Beauty Co. Inc.	7,500	35
*	Aristotle Corp	5,886	21

			817,521
Consumer Staples (4.0%)
	Ruddick Corp.	917,700	22,071
	Church & Dwight, Inc.	404,540	21,534
*,^	Chattem, Inc.	293,579	19,846
*	Ralcorp Holdings, Inc.	295,800	17,517
*	United Natural Foods, Inc.	963,604	14,974
	Nu Skin Enterprises, Inc.	1,552,835	14,736
*	Constellation Brands, Inc. Class A	1,000,221	14,523
	Herbalife Ltd.	561,139	11,509

	PriceSmart, Inc.	643,350	10,487
	SuperValu Inc.	576,100	10,105
	Tyson Foods, Inc.	1,095,400	9,694
*	Smithfield Foods, Inc.	672,100	7,978
	J.M. Smucker Co.	134,990	6,095
*	Central European Distribution Corp.	503,340	6,090
	Spartan Stores, Inc.	312,060	5,798
	Diamond Foods, Inc.	220,686	5,667
^	Cal-Maine Foods, Inc.	182,319	4,937
	McCormick & Co., Inc.	131,700	4,220
*	BJ's Wholesale Club, Inc.	135,240	3,879
*	American Oriental Bioengineering, Inc.	713,475	3,567
*	Winn-Dixie Stores, Inc.	226,927	3,118
*	Dean Foods Co.	160,490	3,104
*	NBTY, Inc.	142,270	2,685
*,^	Green Mountain Coffee Roasters, Inc.	66,800	2,556
*	TreeHouse Foods Inc.	79,300	2,093
*	Energizer Holdings, Inc.	35,050	1,669
*	Darling International, Inc.	358,900	1,647
*	Boston Beer Co., Inc. Class A	64,600	1,631
*	American Italian Pasta Co.	65,918	1,557
*	Revlon, Inc.	206,995	1,223
*	The Pantry, Inc.	71,800	1,194
*	HQ Sustainable Maritime Industries, Inc.	119,549	855
*	Elizabeth Arden, Inc.	145,279	847
*	Prestige Brands Holdings Inc.	131,701	836
*	Hansen Natural Corp.	20,800	697
*	China Sky One Medical Inc.	43,447	610
*	Omega Protein Corp.	150,997	577
*	Star Scientific, Inc.	167,000	551
*	Overhill Farms Inc.	103,576	476
*	Seneca Foods Corp.	14,551	296
*	Physicians Formula Holdings, Inc.	74,959	217
*	Medifast, Inc.	20,527	159
	Flowers Foods, Inc.	7,300	157
	Nash-Finch Co.	2,600	112
	Lance, Inc.	4,340	82
*	Bare Escentuals, Inc.	19,417	70
*	AgFeed Industries, Inc.	47,920	70
*	Schiff Nutrition International, Inc.	4,411	21
	Inter Parfums, Inc.	3,500	21

			244,358
Energy (5.7%)
*	Petrohawk Energy Corp.	1,285,550	25,338
*	Southwestern Energy Co.	755,580	23,914
*	Ultra Petroleum Corp.	656,350	23,517
*	Atwood Oceanics, Inc.	1,323,140	22,030
	XTO Energy, Inc.	550,925	20,434
	Tidewater Inc.	443,155	18,440
	Core Laboratories N.V.	245,090	16,468
*	Comstock Resources, Inc.	352,400	13,437
*	Encore Acquisition Co.	408,100	11,092

*	Superior Energy Services, Inc.	627,895	9,783
	Niko Resources Ltd.	212,040	8,722
	Range Resources Corp.	237,290	8,504
	Tesoro Corp.	488,880	8,423
	CARBO Ceramics Inc.	232,049	8,342
*	Oceaneering International, Inc.	241,700	8,329
*	Tesco Corp.	775,627	7,710
*	Arena Resources, Inc.	312,500	7,613
	St. Mary Land & Exploration Co.	391,575	7,577
*	National Oilwell Varco Inc.	278,338	7,359
*	Whiting Petroleum Corp.	228,400	6,624
*	Denbury Resources, Inc.	496,200	6,073
*	Lundin Petroleum AB	1,218,417	5,996
	CONSOL Energy, Inc.	213,125	5,810
*	Bristow Group, Inc.	228,050	5,517
	Massey Energy Co.	304,291	4,619
*	IHS Inc. Class A	92,900	4,069
*	SEACOR Holdings Inc.	58,825	3,826
*	Concho Resources, Inc.	147,000	3,707
*	Alpha Natural Resources, Inc.	215,890	3,523
^	Frontline Ltd.	116,100	3,310
*	Gulfmark Offshore, Inc.	131,266	3,143
	Atlas America, Inc.	221,686	2,815
*	Clean Energy Fuels Corp.	378,800	2,621
*	Contango Oil & Gas Co.	58,500	2,609
	Teekay Tankers Ltd.	217,761	2,554
*	Oil States International, Inc.	139,203	2,549
	Foundation Coal Holdings, Inc.	146,100	2,370
	Precision Drilling Trust	453,574	2,254
*	Mariner Energy Inc.	208,200	2,061
*	Petroleum Development Corp.	117,400	2,025
*	Unit Corp.	74,200	1,851
	Berry Petroleum Class A	250,250	1,842
*	EXCO Resources, Inc.	169,801	1,722
*	Clayton Williams Energy, Inc.	38,200	1,520
	Walter Industries, Inc.	76,866	1,417
*	McMoRan Exploration Co.	205,200	1,373
	DHT Maritime	164,880	1,024
*	Pioneer Drilling Co.	198,900	989
*	Parallel Petroleum Corp.	283,735	687
*	Willbros Group, Inc.	62,296	607
	Ship Finance International Ltd.	49,500	562
*	Forest Oil Corp.	32,745	491
*	GeoResources Inc.	54,500	391
*	PHI Inc. Non-Voting Shares	31,600	380
*	Basic Energy Services Inc.	39,300	377
*	Callon Petroleum Co.	119,575	252
*	Dresser Rand Group, Inc.	12,400	242
*	Approach Resources Inc.	24,600	170
*	Patriot Coal Corp.	32,700	168
*	Hornbeck Offshore Services, Inc.	8,489	151
*	Vaalco Energy, Inc.	13,300	100

*	Gran Tierra Energy, Inc.	30,500	86
	Knightsbridge Tankers Ltd.	5,200	79
*	Endeavor International Corp.	90,200	62
*	Double Eagle Petroleum Co.	8,100	47
*	Energy Partners, Ltd.	38,900	45
*	ATP Oil & Gas Corp.	7,410	33

			351,775
Exchange-Traded Funds (1.4%)
[2]	Vanguard Small-Cap ETF	1,165,083	44,634
[2]	Vanguard Small-Cap Growth ETF	713,200	27,958
	iShares Russell 2000 Index Fund	260,400	11,583

			84,175
Financials (5.3%)
	People's United Financial Inc.	1,399,865	22,902
	MFA Mortgage Investments, Inc. REIT	3,106,400	17,800
	Cash America International Inc.	966,996	17,677
*	Nasdaq Stock Market Inc.	624,900	13,635
	Jefferies Group, Inc.	969,363	11,186
	Aon Corp.	287,875	10,666
	First American Corp.	487,026	10,637
	CIT Group Inc.	3,697,300	10,316
	Waddell & Reed Financial, Inc.	720,900	10,179
	Redwood Trust, Inc. REIT	782,500	9,930
*	Affiliated Managers Group, Inc.	241,540	9,708
	SEI Investments Co.	740,100	9,377
*	Arch Capital Group Ltd.	135,500	8,150
	Platinum Underwriters Holdings, Ltd.	283,900	7,895
	U-Store-It Trust REIT	2,066,850	7,751
	UMB Financial Corp.	198,400	7,686
	RenaissanceRe Holdings Ltd.	160,200	7,159
	The Hanover Insurance Group Inc.	174,350	7,047
*	Stifel Financial Corp.	193,750	6,789
*,^	Western Alliance Bancorp	885,572	6,739
	Discover Financial Services	859,100	6,143
	PartnerRe Ltd.	80,360	5,266
	CapitalSource Inc. REIT	1,304,249	4,748
	Lazard Ltd. Class A	178,860	4,740
*	ProAssurance Corp.	97,300	4,598
	Federated Investors, Inc.	230,500	4,499
	Validus Holdings, Ltd.	190,000	4,336
*	EZCORP, Inc.	288,575	3,916
	Allied World Assurance Holdings, Ltd.	100,000	3,770
	IPC Holdings Ltd.	132,339	3,396
	Cullen/Frost Bankers, Inc.	76,800	3,362
	Fidelity National Financial, Inc. Class A	227,300	3,323
*	thinkorswim Group, Inc.	423,200	3,183
*	Argo Group International Holdings	99,525	3,096
	optionsXpress Holdings Inc.	283,950	3,092
*	The St. Joe Co.	122,400	2,944
*	Knight Capital Group, Inc. Class A	163,000	2,939
	BancorpSouth, Inc.	147,100	2,780
*	Interactive Brokers Group, Inc.	175,287	2,677

*	SLM Corp.	233,075	2,669
	QC Holdings Inc.	614,876	2,613
	HCC Insurance Holdings, Inc.	100,000	2,341
	Tower Group, Inc.	84,745	2,125
	Brown & Brown, Inc.	94,000	1,798
*	Riskmetrics Group Inc.	139,700	1,797
	Axis Capital Holdings Ltd.	66,800	1,621
	Washington REIT	66,700	1,588
	Ventas, Inc. REIT	51,900	1,446
	Home Properties, Inc. REIT	38,900	1,396
*	Portfolio Recovery Associates, Inc.	57,150	1,348
	Mid-America Apartment Communities, Inc. REIT	45,100	1,332
	Digital Realty Trust, Inc. REIT	41,700	1,330
*	Dollar Financial Corp.	162,935	1,279
	Taubman Co. REIT	60,800	1,207
	TrustCo Bank NY	172,000	1,152
	Nationwide Health Properties, Inc. REIT	44,300	1,131
	Janus Capital Group Inc.	201,500	1,058
*	SVB Financial Group	50,060	1,040
	Highwood Properties, Inc. REIT	42,300	954
	Associated Estates Realty Corp. REIT	118,600	880
	Apartment Investment & Management Co. Class A REIT	85,420	759
	Rayonier Inc. REIT	19,300	568
	Eaton Vance Corp.	29,000	555
	Suffolk Bancorp	17,500	534
	Capitol Federal Financial	11,700	484
*	Encore Capital Group, Inc.	83,700	440
	DuPont Fabros Technology Inc. REIT	115,900	432
*	Broadpoint Securities Group	178,400	401
	Sun Communities, Inc. REIT	26,900	323
*	Cardtronics Inc.	350,100	298
	Tanger Factory Outlet Centers, Inc. REIT	9,000	273
	First Financial Bankshares, Inc.	6,100	271
	PS Business Parks, Inc. REIT	6,200	266
	Forest City Enterprise Class A	36,900	249
	WSFS Financial Corp.	8,850	228
	Camden Property Trust REIT	6,100	161
	Federal Realty Investment Trust REIT	3,100	157
	Employers Holdings, Inc.	9,300	126
*	PMA Capital Corp. Class A	18,519	102
	Hancock Holding Co.	3,500	96
	Amtrust Financial Services Inc.	6,020	49
	Westamerica Bancorporation	700	30

			324,944
Health Care (21.8%)
*	Cephalon, Inc.	941,805	72,689
*	ResMed Inc.	1,008,910	40,256
*	Henry Schein, Inc.	1,001,942	37,503
*	Haemonetics Corp.	570,325	33,735
*	Endo Pharmaceuticals Holdings, Inc.	1,471,040	33,054

*	Alkermes, Inc.	2,866,600	32,880
*	IDEXX Laboratories, Inc.	926,260	30,381
*	Regeneron Pharmaceuticals, Inc.	1,737,770	30,376
*	Edwards Lifesciences Corp.	519,800	29,883
	DENTSPLY International Inc.	1,086,989	29,251
*	Alexion Pharmaceuticals, Inc.	755,590	27,859
*	Qiagen NV	1,609,300	27,599
	Pharmaceutical Product Development, Inc.	1,041,456	24,880
*	Psychiatric Solutions, Inc.	955,500	24,843
*	Isis Pharmaceuticals, Inc.	1,718,649	24,285
*	BioMarin Pharmaceutical Inc.	1,133,619	21,834
*	Immucor Inc.	770,395	21,348
	Perrigo Co.	700,700	20,566
*	Vertex Pharmaceuticals, Inc.	575,565	19,022
	PDL BioPharma Inc.	2,945,528	18,910
	Martek Biosciences Corp.	705,055	18,649
	Cooper Cos., Inc.	980,232	18,595
*	Luminex Corp.	857,400	17,465
*	Community Health Systems, Inc.	906,040	16,889
*	Seattle Genetics, Inc.	1,649,904	16,648
*	Hologic, Inc.	1,407,609	16,596
*	OSI Pharmaceuticals, Inc.	435,696	15,511
*	Medarex, Inc.	2,415,900	14,423
	Techne Corp.	240,150	14,402
*	Varian Medical Systems, Inc.	387,455	14,386
*	HLTH Corp.	1,223,053	13,918
*	Covance, Inc.	354,007	13,665
*	Sun Healthcare Group Inc.	1,163,700	13,185
*	Warner Chilcott Ltd.	943,739	12,976
*	Health Net Inc.	861,700	12,607
*	Align Technology, Inc.	1,597,500	12,588
*	Watson Pharmaceuticals, Inc.	457,000	12,467
*	Celera Corp.	1,418,205	11,970
*	Humana Inc.	307,100	11,648
*	Myriad Genetics, Inc.	155,397	11,588
*	Cougar Biotechnology Inc.	395,883	11,552
*	Life Technologies Corp.	448,034	11,407
*	Nektar Therapeutics	2,772,600	11,395
*	VCA Antech, Inc.	601,270	11,316
*	Coventry Health Care Inc.	733,100	11,092
*	Celgene Corp.	202,710	10,733
*	Patterson Companies, Inc.	560,050	10,299
	Owens & Minor, Inc.	255,050	10,143
	Hikma Pharmaceuticals PLC	1,915,019	9,860
*	Cyberonics, Inc.	612,700	9,429
*	Gen-Probe Inc.	202,366	9,111
	Teleflex Inc.	170,870	9,087
	Beckman Coulter, Inc.	179,860	8,943
*	Waters Corp.	210,850	7,626
*,^	Valeant Pharmaceuticals International	328,910	7,137
*	Catalyst Health Solutions, Inc.	323,450	7,122

*	Bruker BioSciences Corp.	1,695,000	6,831
*	Eclipsys Corp.	752,900	6,595
*	MWI Veterinary Supply Inc.	314,643	6,585
	STERIS Corp.	244,800	6,512
*	Masimo Corp.	233,485	6,484
*	Gentiva Health Services, Inc.	253,562	6,410
*	Wright Medical Group, Inc.	305,369	6,333
*	Amylin Pharmaceuticals, Inc.	526,300	6,084
	Omnicare, Inc.	210,510	5,886
*	United Therapeutics Corp.	83,350	5,664
	Universal Health Services Class B	146,575	5,548
	Medicis Pharmaceutical Corp.	395,800	5,513
*,^	Eurand NV	456,692	5,480
*	PAREXEL International Corp.	540,990	5,350
*	Cypress Bioscience, Inc.	612,800	5,209
*	Exelixis, Inc.	1,050,000	5,177
	PerkinElmer, Inc.	388,838	4,907
*,^	Amedisys Inc.	118,752	4,896
*	HMS Holdings Corp.	157,877	4,886
*	Human Genome Sciences, Inc.	2,625,089	4,751
*	Durect Corp.	1,583,700	4,482
*	AMERIGROUP Corp.	160,183	4,480
*	Sequenom, Inc.	202,100	4,479
*	Cubist Pharmaceuticals, Inc.	205,600	4,402
*	Cerner Corp.	128,147	4,321
	AmerisourceBergen Corp.	118,550	4,306
*	Inverness Medical Innovations, Inc.	171,186	4,189
*	Onyx Pharmaceuticals, Inc.	125,600	3,822
*	Sirona Dental Systems Inc.	316,368	3,800
*	Health Management Associates Class A	2,370,700	3,769
*	Thoratec Corp.	129,600	3,755
*	American Medical Systems Holdings, Inc.	344,100	3,682
*	Lincare Holdings, Inc.	152,000	3,656
*	Dionex Corp.	67,800	3,433
*	Varian, Inc.	121,806	3,391
*	ImmunoGen, Inc.	809,800	3,377
	Analogic Corp.	133,680	3,342
	Invacare Corp.	174,546	3,327
*	Integra LifeSciences Holdings	116,903	3,243
*	CardioNet, Inc.	138,930	3,151
*	Kinetic Concepts, Inc.	127,700	3,078
*	Kindred Healthcare, Inc.	223,500	3,033
*	Maxygen Inc.	351,013	3,005
*	Mylan Inc.	264,402	2,996
*	Nuvasive, Inc.	79,200	2,957
*	The Medicines Co.	226,600	2,900
*	Bio-Rad Laboratories, Inc. Class A	45,200	2,872
*	Charles River Laboratories, Inc.	116,544	2,845
*	AthenaHealth Inc.	75,506	2,724
*	Par Pharmaceutical Cos. Inc.	212,800	2,620
	Chemed Corp.	64,400	2,584
*	Facet Biotech Corp.	422,342	2,568

*	Impax Laboratories, Inc.	570,900	2,558
*	Alnylam Pharmaceuticals Inc.	119,200	2,514
*	ICON PLC - ADR	116,598	2,344
*	Merit Medical Systems, Inc.	151,900	2,338
	SSL International PLC	320,106	2,327
*	Emergency Medical Services LP Class A	69,018	2,313
	Shire Pharmaceuticals Group PLC ADR	50,000	2,184
*	Zoll Medical Corp.	134,454	2,153
*	Centene Corp.	120,500	2,136
*	Emergent BioSolutions Inc.	96,800	2,123
*	WellCare Health Plans Inc.	130,300	1,926
*	ICU Medical, Inc.	63,100	1,925
*	Questcor Pharmaceuticals, Inc.	288,061	1,858
*	Obagi Medical Products, Inc.	275,100	1,840
*	LHC Group Inc.	68,200	1,815
*	Cytokinetics, Inc.	843,249	1,788
*	PSS World Medical, Inc.	108,700	1,726
*	Auxilium Pharmaceuticals, Inc.	55,360	1,692
*	CorVel Corp.	93,388	1,647
*	CONMED Corp.	104,600	1,637
*	CryoLife Inc.	192,500	1,586
*	King Pharmaceuticals, Inc.	174,770	1,527
	Hill-Rom Holdings, Inc.	107,375	1,512
*,^	Enzon Pharmaceuticals, Inc.	225,100	1,465
*	Kendle International Inc.	76,690	1,465
*	Millipore Corp.	25,800	1,423
*	Orthofix International N.V.	77,472	1,236
*	Noven Pharmaceuticals, Inc.	101,735	1,010
*	Res-Care, Inc.	67,148	910
*	ev3 Inc.	167,505	906
*	Albany Molecular Research, Inc.	104,687	897
*	Affymetrix, Inc.	281,962	897
*	Molina Healthcare Inc.	48,656	853
	Atrion Corp.	8,311	680
*	Harvard Bioscience, Inc.	263,361	677
*,^	Idera Pharmaceuticals, Inc.	93,050	651
*	Cynosure Inc.	79,469	621
*	Volcano Corp.	47,073	615
	Ensign Group Inc.	37,100	611
*	Matrixx Initiatives, Inc.	30,176	522
*	Cardiac Science Corp.	93,657	503
*	Caraco Pharmaceutical Laboratories, Ltd.	105,944	487
*	CV Therapeutics, Inc.	30,464	477
*	Vivus, Inc.	81,000	398
*	Momenta Pharmaceuticals, Inc.	35,800	388
*	Pain Therapeutics, Inc.	55,186	366
*	Cambrex Corp.	106,519	348
	Young Innovations, Inc.	19,429	300
*	Symmetry Medical Inc.	43,010	295
*	AMN Healthcare Services, Inc.	40,564	276
*	Nabi Biopharmaceuticals	46,200	191
*	Capital Senior Living Corp.	65,200	171

*	Neurocrine Biosciences, Inc.	51,253	170
*	SonoSite, Inc.	8,570	163
*	Osteotech, Inc.	49,409	150
*	Healthways, Inc.	10,680	148
*	A.D.A.M., INC.	34,112	110
*	Kensey Nash Corp.	3,600	74
*	Synovis Life Technologies, Inc.	4,300	70
*	Hi-Tech Pharmacal Co., Inc.	9,013	48
*	Immunomedics Inc.	38,700	47
*	Acura Pharmaceuticals Inc.	10,000	45
*	Dynacq Healthcare, Inc.	10,770	40
*	IntegraMed America, Inc.	4,474	32
*	RehabCare Group, Inc.	1,780	25
*	Columbia Laboratories Inc.	15,100	18
*	eResearch Technology, Inc.	2,800	16

			1,339,536
Industrials (15.7%)
	The Dun & Bradstreet Corp.	621,250	47,215
*	Stericycle, Inc.	951,175	46,531
	MSC Industrial Direct Co., Inc. Class A	1,076,090	36,867
	Equifax, Inc.	1,147,834	28,374
*	Tetra Tech, Inc.	1,027,478	23,868
*	JetBlue Airways Corp.	4,216,800	23,741
	Ametek, Inc.	689,290	22,030
*	Covanta Holding Corp.	1,219,603	21,087
*	Waste Connections, Inc.	684,200	19,855
	McGrath RentCorp	922,900	19,353
*	Shaw Group, Inc.	663,855	18,455
*	Clean Harbors Inc.	332,690	17,802
	UTI Worldwide, Inc.	1,624,223	17,801
	Ritchie Brothers Auctioneers Inc.	949,780	17,438
	Kennametal, Inc.	1,082,910	17,370
*	Corrections Corp. of America	1,251,216	17,242
*	Aecom Technology Corp.	626,654	15,861
	Watsco, Inc.	412,400	13,630
*	Geo Group Inc.	920,005	13,616
	J.B. Hunt Transport Services, Inc.	608,400	13,549
	Lennox International Inc.	475,600	13,369
*	RBC Bearings Inc.	729,344	13,332
*	Genesee & Wyoming Inc. Class A	460,800	12,520
*	Quanta Services, Inc.	541,044	11,567
	Knight Transportation, Inc.	867,100	11,567
	Healthcare Services Group, Inc.	736,850	11,288
	Con-way, Inc.	473,800	10,438
*	FTI Consulting, Inc.	254,246	10,427
*	Alliant Techsystems, Inc.	124,190	10,036
	Robert Half International, Inc.	578,900	9,812
*	TrueBlue, Inc.	1,145,400	9,736
*	EnerSys	1,059,130	9,649
*	SunPower Corp. Class B	354,036	9,354
*	Teledyne Technologies, Inc.	326,400	9,097
*	GeoEye Inc.	524,100	9,041

	Roper Industries Inc.	199,625	8,213
	Chicago Bridge & Iron Co. N.V.	703,855	7,925
*	Navistar International Corp.	256,471	7,789
*	American Superconductor Corp.	473,300	7,658
	W.W. Grainger, Inc.	97,650	7,124
*	Iron Mountain, Inc.	341,050	6,978
	American Ecology Corp.	349,300	6,968
	Mine Safety Appliances Co.	340,596	6,682
*	The Advisory Board Co.	369,280	6,462
*	Kansas City Southern	353,533	6,420
	Ryder System, Inc.	189,124	6,389
	Harsco Corp.	267,540	6,346
*	MPS Group, Inc.	1,028,445	6,222
	Heartland Express, Inc.	462,020	6,219
	GATX Corp.	239,620	5,775
*	US Airways Group Inc.	962,150	5,455
*	Stanley Inc.	179,722	5,438
*,^	Allegiant Travel Co.	149,575	5,349
*	Esterline Technologies Corp.	146,220	5,277
	Donaldson Co., Inc.	169,300	5,269
*	Sykes Enterprises, Inc.	310,965	5,196
	Watson Wyatt & Co. Holdings	110,100	5,120
*	Axsys Technologies, Inc.	115,199	4,919
	KBR Inc.	345,990	4,899
*	Atlas Air Worldwide Holdings, Inc.	333,525	4,839
*	Hansen Transmissions	3,113,052	4,790
*	Mobile Mini, Inc.	358,990	4,538
*	Resources Connection, Inc.	304,400	4,405
*	Delta Air Lines Inc.	623,150	4,300
	Triumph Group, Inc.	92,360	4,182
	Flowserve Corp.	77,935	4,155
	Lincoln Electric Holdings, Inc.	100,400	4,133
	Barnes Group, Inc.	353,190	3,991
*	Exponent, Inc.	162,180	3,977
*	TransDigm Group, Inc.	115,700	3,943
*	General Cable Corp.	237,100	3,903
	The Corporate Executive Board Co.	186,482	3,767
*	Continental Airlines, Inc. Class B	279,500	3,765
*	AerCap Holdings NV	757,287	3,696
*	URS Corp.	108,030	3,678
*	EMCOR Group, Inc.	178,410	3,673
*	Kadant Inc.	339,300	3,407
	Titan International, Inc.	427,810	3,320
*	AGCO Corp.	155,500	3,309
	Bucyrus International, Inc.	212,900	3,300
*	Thomas & Betts Corp.	152,580	3,264
*	UAL Corp.	338,500	3,195
*	Navigant Consulting, Inc.	222,088	3,182
	HEICO Corp.	78,900	3,119
*	Perini Corp.	140,426	2,928
*	Kirby Corp.	121,800	2,921
*	Force Protection, Inc.	474,520	2,852

	Hubbell Inc. Class B	90,600	2,809
	Acuity Brands, Inc.	102,074	2,743
*	GrafTech International Ltd.	340,600	2,728
*	Michael Baker Corp.	75,301	2,632
*	Energy Conversion Devices, Inc.	100,500	2,530
	Gamesa Corporacion Tecnologica SA	145,648	2,439
	The Brink's Co.	88,900	2,350
	Deluxe Corp.	194,037	2,237
*	CoStar Group, Inc.	75,200	2,227
*	Beacon Roofing Supply, Inc.	163,294	2,079
*	Flow International Corp.	1,301,800	2,018
*,^	RSC Holdings Inc.	281,600	1,999
*	AMR Corp.	330,900	1,966
*	Trex Co., Inc.	130,200	1,926
*	Old Dominion Freight Line, Inc.	76,300	1,914
^	Genco Shipping and Trading Ltd.	120,000	1,866
	Pacer International, Inc.	216,400	1,861
*	Cenveo Inc.	468,400	1,850
	Pall Corp.	70,800	1,846
	CIRCOR International, Inc.	81,700	1,818
	Comfort Systems USA, Inc.	170,305	1,742
*	Hertz Global Holdings Inc.	343,342	1,737
	The Timken Co.	114,500	1,705
*	Orbital Sciences Corp.	99,350	1,666
	Robbins & Myers, Inc.	95,300	1,648
	Federal Signal Corp.	236,992	1,600
	Viad Corp.	69,490	1,545
	EnergySolutions	341,759	1,534
*	Mastec Inc.	142,567	1,515
	The Toro Co.	50,300	1,489
	Herman Miller, Inc.	133,400	1,466
*	American Reprographics Co.	240,884	1,465
	Knoll, Inc.	208,600	1,423
*	II-VI, Inc.	73,700	1,388
*	La Barge, Inc.	120,508	1,334
*	CRA International Inc.	61,700	1,296
	Textainer Group Holdings Ltd.	146,730	1,275
*	On Assignment, Inc.	274,484	1,271
*,^	AMREP Corp.	45,200	1,254
	Graham Corp.	123,418	1,229
*	United Stationers, Inc.	43,384	1,215
*	Chart Industries, Inc.	140,000	1,184
*	EnPro Industries, Inc.	64,533	1,181
*	K-Tron International, Inc	13,968	1,002
	VSE Corp.	34,527	993
*	TBS International Ltd.	100,590	990
	AAON, Inc.	50,600	917
*	Huron Consulting Group Inc.	17,500	875
*	WESCO International, Inc.	45,000	829
	The Standard Register Co.	113,700	827
*	USA Truck, Inc.	52,531	757
*	Columbus McKinnon Corp.	55,368	704

*	Pike Electric Corp.	57,061	642
*	Thermadyne Holdings Corp.	143,292	501
*	Hudson Highland Group, Inc.	200,940	494
	Apogee Enterprises, Inc.	47,096	483
*	Kforce Inc.	75,156	470
*	Dynamex Inc.	42,040	466
*	Altra Holdings Inc.	66,099	465
*	GP Strategies Corp.	117,140	458
*	PRG-Schultz International, Inc.	124,000	388
*	CBIZ Inc.	43,478	353
	Ampco-Pittsburgh Corp.	18,367	340
	CDI Corp.	30,300	325
*	LECG Corp.	94,348	308
	Kaman Corp. Class A	14,400	275
	American Woodmark Corp.	17,800	268
*,^	China Architectural Engineering Inc.	188,854	257
*	Copart, Inc.	10,300	248
	The Eastern Co.	17,682	195
	TAL International Group, Inc.	17,690	185
*	Casella Waste Systems, Inc.	64,064	177
	Landstar System, Inc.	4,900	176
	Industrial Services of America, Inc.	32,080	157
	Wabtec Corp.	4,800	144
*	GenCorp, Inc.	46,810	136
*	American Commercial Lines Inc.	31,700	128
*	Hawaiian Holdings, Inc.	30,860	126
	Administaff, Inc.	5,072	107
	Crane Co.	6,104	106
*	Waste Services, Inc.	19,100	97
*	CAI International Inc.	42,035	95
	Applied Industrial Technology, Inc.	4,434	70
	Horizon Lines Inc.	20,004	69
	Preformed Line Products Co.	1,500	44
	Omega Flex Inc.	2,700	42
	Valmont Industries, Inc.	800	32
*	Spherion Corp.	5,239	7

			961,270
Information Technology (22.1%)
*	Alliance Data Systems Corp.	856,072	35,604
*	Mettler-Toledo International Inc.	481,042	32,028
*	Red Hat, Inc.	2,112,913	30,954
	FactSet Research Systems Inc.	675,300	26,877
*	Polycom, Inc.	1,862,455	26,167
*	TiVo Inc.	3,587,855	25,797
*	Riverbed Technology, Inc.	2,500,000	25,375
*	Ariba, Inc.	3,264,094	24,938
*	FEI Co.	1,331,402	24,232
*	Concur Technologies, Inc.	956,412	23,614
*	ON Semiconductor Corp.	5,346,775	22,296
*	Hewitt Associates, Inc.	722,441	20,503
*	Euronet Worldwide, Inc.	1,940,490	19,502
*	Informatica Corp.	1,521,464	19,414

*	salesforce.com, inc.	712,800	18,968
*	PMC Sierra Inc.	3,698,800	18,013
*	Ingram Micro, Inc. Class A	1,466,000	17,988
^	Syntel, Inc.	830,038	17,887
*	NICE-Systems Ltd. ADR	879,567	16,879
	Global Payments Inc.	478,050	16,593
*	Synopsys, Inc.	890,258	16,470
*	BMC Software, Inc.	645,475	16,350
*	Blue Coat Systems, Inc.	1,667,374	15,990
*	MKS Instruments, Inc.	1,078,550	15,154
*	NetApp, Inc.	1,009,475	14,970
*	Verigy Ltd.	1,799,500	14,954
*	S1 Corp.	2,201,105	14,681
*	j2 Global Communications, Inc.	737,644	14,443
	Amphenol Corp.	549,460	14,368
*	ANSYS, Inc.	573,459	14,256
*	Affiliated Computer Services, Inc. Class A	305,410	14,006
*	Cymer, Inc.	658,000	13,423
*	Netezza Corp.	2,210,745	13,419
*	ATMI, Inc.	968,185	13,080
*	McAfee Inc.	424,405	12,940
*	Progress Software Corp.	742,586	12,669
	Intersil Corp.	1,344,300	12,515
*	Littelfuse, Inc.	813,750	12,450
	Maxim Integrated Products, Inc.	928,600	12,285
*	Solera Holdings, Inc.	501,000	12,069
	Diebold, Inc.	480,700	11,912
*	Sapient Corp.	2,778,600	11,837
*	FLIR Systems, Inc.	473,370	11,820
*	Macrovision Solutions Corp.	890,120	11,669
*	NeuStar, Inc. Class A	830,980	11,318
*	CyberSource Corp.	934,800	11,152
*	Microsemi Corp.	1,325,110	11,131
*	Teradyne, Inc.	2,304,923	11,087
	Jack Henry & Associates Inc.	616,800	10,979
*	CACI International, Inc.	239,569	10,817
	Heartland Payment Systems, Inc.	1,165,630	10,572
*	Sycamore Networks, Inc.	4,481,500	10,532
	ADTRAN Inc.	661,430	10,021
*	SAIC, Inc.	504,700	9,963
*	VeriFone Holdings, Inc.	2,124,800	9,838
*	Sohu.com Inc.	244,738	9,679
*	Compuware Corp.	1,459,526	9,487
*	Sybase, Inc.	340,202	9,291
*	Avnet, Inc.	468,300	9,282
*	EarthLink, Inc.	1,207,420	9,092
*	VeriSign, Inc.	466,595	9,010
*	Varian Semiconductor Equipment Associates, Inc.	472,550	8,997
*	Cogent Inc.	769,207	8,954
*	Atmel Corp.	2,637,565	8,809
	Power Integrations, Inc.	441,500	8,596

*	Trimble Navigation Ltd.	577,550	8,559
*	Cadence Design Systems, Inc.	2,100,460	7,940
*	Net 1 UEPS Technologies, Inc.	577,493	7,756
*	Digital River, Inc.	304,170	7,534
*	Parametric Technology Corp.	833,430	7,501
*	EPIQ Systems, Inc.	385,800	6,836
*	ValueClick, Inc.	1,060,765	6,630
*	Websense, Inc.	579,328	6,488
	Lender Processing Services, Inc.	235,900	6,115
*	SPSS, Inc.	234,025	6,010
*	Integrated Device Technology Inc.	1,046,586	6,007
*	SuccessFactors Inc.	890,250	5,991
*	Skyworks Solutions, Inc.	1,384,400	5,981
*	Silicon Laboratories Inc.	253,900	5,847
*	Metavante Technologies	398,620	5,784
*	MICROS Systems, Inc.	398,531	5,739
*	PROS Holdings, Inc.	915,394	5,502
*	Harris Stratex Networks, Inc. Class A	754,375	5,205
	Marchex, Inc.	1,032,288	5,172
*	Activision Blizzard, Inc.	571,500	5,006
*	F5 Networks, Inc.	224,900	4,986
*	Brocade Communications Systems, Inc.	1,305,000	4,972
*	Commvault Systems, Inc.	362,500	4,810
*	Cognizant Technology Solutions Corp.	256,525	4,805
*	Broadcom Corp.	300,000	4,755
*	DemandTec, Inc.	691,780	4,635
*	Perot Systems Corp.	356,584	4,632
*	Quest Software, Inc.	363,958	4,539
^	Quality Systems, Inc.	119,550	4,457
*	LSI Corp.	1,391,668	4,425
*	Stratasys, Inc.	409,200	4,383
*	Novell, Inc.	1,168,854	4,325
	Broadridge Financial Solutions LLC	320,500	4,324
*	Wind River Systems Inc.	537,680	4,285
*	Hittite Microwave Corp.	157,150	4,026
*	Lawson Software, Inc.	948,428	4,002
*	OpNext, Inc.	1,657,898	3,946
*	Ulticom, Inc.	676,000	3,887
*	Acme Packet, Inc.	874,626	3,848
*	Silicon Motion Technology Corp. ADR	1,358,000	3,816
*,^	Bankrate, Inc.	108,652	3,625
	Blackbaud, Inc.	319,100	3,552
*	Brooks Automation, Inc.	771,300	3,525
*	VistaPrint Ltd.	147,320	3,374
*	NetScout Systems, Inc.	230,805	3,282
	Take-Two Interactive Software, Inc.	467,425	3,281
*	Emulex Corp.	556,249	3,176
*	Dolby Laboratories Inc.	124,000	3,169
*	Manhattan Associates, Inc.	205,016	3,145
	National Instruments Corp.	144,850	3,110
*	ManTech International Corp.	57,911	3,106
*	Gartner, Inc. Class A	215,900	3,057

*	Multi-Fineline Electronix, Inc.	155,500	2,881
*	Ceva, Inc.	407,163	2,781
	MTS Systems Corp.	104,185	2,729
*	Comtech Telecommunications Corp.	69,600	2,700
*	DST Systems, Inc.	84,800	2,694
*	Starent Networks Corp.	181,437	2,667
*	ACI Worldwide, Inc.	154,200	2,620
*	EMS Technologies, Inc.	106,700	2,561
	IXYS Corp.	366,864	2,513
*	SkillSoft PLC	352,400	2,502
*	Coherent, Inc.	137,814	2,493
	Harris Corp.	56,700	2,455
*	JDA Software Group, Inc.	187,209	2,097
*	Avocent Corp.	146,002	2,095
*	Anixter International Inc.	77,500	2,091
*	Diodes Inc.	317,775	2,059
	Jabil Circuit, Inc.	352,300	2,050
*	Vocus, Inc.	129,850	1,981
*	TeleTech Holdings, Inc.	239,592	1,938
*	Blackboard Inc.	75,160	1,910
*	TIBCO Software Inc.	344,858	1,845
*	QLogic Corp.	162,300	1,837
*	GSI Commerce, Inc.	209,000	1,791
*	Cirrus Logic, Inc.	633,411	1,786
	Paychex, Inc.	72,400	1,759
*	AsiaInfo Holdings, Inc.	199,100	1,738
*	AuthenTec, Inc.	961,100	1,595
*	CSG Systems International, Inc.	109,445	1,587
*	OSI Systems Inc.	108,400	1,586
*	TriQuint Semiconductor, Inc.	781,670	1,579
*	Super Micro Computer Inc.	294,800	1,554
*	The Hackett Group Inc.	548,600	1,542
*	Bookham, Inc.	3,355,800	1,242
*,^	Data Domain, Inc.	85,995	1,120
*	PC Mall, Inc.	281,068	1,116
	Fair Isaac, Inc.	85,530	1,086
	Pegasystems Inc.	75,300	1,022
*	Ultratech, Inc.	91,037	1,020
*	UTStarcom, Inc.	691,100	1,016
*	iGATE Corp.	242,799	993
*	Amkor Technology, Inc.	420,302	975
*	Vignette Corp.	131,700	918
*	Akamai Technologies, Inc.	62,700	845
*	Radiant Systems, Inc.	241,900	837
*	RightNow Technologies Inc.	132,192	772
*	Nuance Communications, Inc.	73,200	722
*	Airvana, Inc.	139,300	709
*	Harmonic, Inc.	137,500	708
*	Veeco Instruments, Inc.	146,247	706
*	Interwoven Inc.	44,735	705
*	Tollgrade Communications, Inc.	120,638	695
*	Silicon Image, Inc.	182,800	671

	MAXIMUS, Inc.	17,979	668
*	Sumtotal Systems Inc.	263,600	664
*	CPI International, Inc.	81,560	626
*	Measurement Specialties, Inc.	119,374	606
*	Oplink Communications, Inc.	78,256	553
	Total System Services, Inc.	43,304	548
*	ScanSource, Inc.	29,200	547
	PC-Tel, Inc.	82,420	532
*	OPNET Technologies, Inc.	60,825	499
*	SeaChange International, Inc.	80,181	475
*	Wright Express Corp.	38,350	447
*	Synaptics Inc.	18,800	443
*	InterDigital, Inc.	12,600	407
*	Keynote Systems Inc.	46,519	407
*	Vishay Intertechnology, Inc.	136,320	403
*	Gerber Scientific, Inc.	122,673	385
*	Mentor Graphics Corp.	82,300	384
*	Itron, Inc.	5,700	372
*	Insight Enterprises, Inc.	65,799	341
*	Computer Task Group, Inc.	107,009	327
*	Integral Systems, Inc.	28,706	314
*	Standard Microsystem Corp.	21,222	294
*	Image Sensing Systems, Inc.	38,500	283
*	TNS Inc.	32,118	266
	QAD Inc.	96,398	247
*	Semtech Corp.	19,400	228
	Cass Information Systems, Inc.	9,100	217
*	TechTeam Global, Inc.	42,119	211
*	Cabot Microelectronics Corp.	9,000	205
*	Techwell, Inc.	36,000	203
*	Perceptron, Inc.	58,898	200
*	WebMD Health Corp. Class A	8,100	190
*	IntriCon Corp.	48,000	180
*	GTSI Corp.	32,226	174
*	Internet Gold-Golden Lines Ltd.	39,949	165
*	Equinix, Inc.	2,900	155
*	Ness Technologies Inc.	37,700	150
*	Actel Corp.	15,394	139
*	Quantum Corp.	258,900	132
*	Inx Inc.	24,282	118
*	Genpact, Ltd.	14,200	116
*	Online Resources Corp.	36,716	116
*	Dynamics Research Corp.	15,942	111
	Daktronics, Inc.	9,900	85
*	NVE Corp.	2,600	84
*	BigBand Networks Inc.	16,600	84
*	Volterra Semiconductor Corp.	10,000	70
*	Dice Holdings Inc.	20,300	58
*	OpenTV Corp.	44,600	54
*	O.I. Corp.	3,300	31
*	Cypress Semiconductor Corp.	3	—

			1,355,237

Materials (3.1%)
	Sensient Technologies Corp.	1,118,360	24,045
	Albemarle Corp.	1,021,170	22,721
	AptarGroup Inc.	658,500	20,295
	FMC Corp.	290,500	12,962
	International Flavors & Fragrances, Inc.	426,468	12,206
	Airgas, Inc.	253,800	8,962
*	OM Group, Inc.	451,450	8,749
	Arch Chemicals, Inc.	358,909	8,043
	Compass Minerals International, Inc.	129,235	7,776
	RPM International, Inc.	610,600	7,516
	Terra Industries, Inc.	334,200	6,844
*	Intrepid Potash, Inc.	245,700	5,007
	Eagle Materials, Inc.	242,500	4,384
*	LSB Industries, Inc.	566,188	4,178
	Rock-Tenn Co.	116,300	3,625
*	Pactiv Corp.	165,000	3,567
	Silgan Holdings, Inc.	65,000	2,980
	Greif Inc. Class A	88,900	2,690
	Innophos Holdings Inc.	177,296	2,683
	Agrium, Inc.	78,400	2,624
	Schnitzer Steel Industries, Inc. Class A	58,700	2,305
	Ball Corp.	59,200	2,270
	Martin Marietta Materials, Inc.	23,300	1,876
*	Crown Holdings, Inc.	82,100	1,539
	Worthington Industries, Inc.	145,938	1,468
*,^	ShengdaTech Inc.	477,077	1,417
	Scotts Miracle-Gro Co.	35,955	1,158
	NewMarket Corp.	32,110	1,011
	Ferro Corp.	213,010	844
	Wausau Paper Corp.	64,946	618
	Minerals Technologies, Inc.	15,782	597
	AK Steel Holding Corp.	67,000	541
*	GenTek, Inc.	30,900	422
	Innospec, Inc.	83,920	409
*	Solutia Inc.	87,800	343
*	Bway Holding Co.	36,522	309
	Nalco Holding Co.	26,400	259
*,^	General Steel Holdings, Inc.	80,800	223
	Stepan Co.	2,630	97
*	AEP Industries, Inc.	3,700	53
*	WHX Corp.	6,897	46

			189,662
Telecommunication Services (0.7%)
*	American Tower Corp. Class A	392,305	11,903
	Partner Communications Company Ltd.	560,800	8,664
*	Clearwire Corp.	1,320,800	5,283
*	Premiere Global Services, Inc.	380,304	3,685
	Telephone & Data Systems, Inc.	112,000	3,417
*	Syniverse Holdings Inc.	217,737	2,953
	NTELOS Holdings Corp.	129,000	2,792

*	Centennial Communications Corp. Class A	65,500	536
	Consolidated Communications Holdings, Inc.	44,518	501
	USA Mobility, Inc.	37,094	392
*	SBA Communications Corp.	16,900	336
*	U.S. Cellular Corp.	2,660	112
	Shenandoah Telecommunications Co.	3,300	80

			40,654
Utilities (1.1%)
	UGI Corp. Holding Co.	637,700	16,178
	CenterPoint Energy Inc.	1,012,672	13,550
	Ormat Technologies Inc.	428,600	13,282
	ITC Holdings Corp.	238,700	10,021
	NV Energy Inc.	483,242	5,185
	New Jersey Resources Corp.	126,388	5,067
*	El Paso Electric Co.	136,769	2,262
	Equitable Resources, Inc.	55,000	1,883
	CMS Energy Corp.	114,225	1,342
	DPL Inc.	18,100	390
	Energen Corp.	9,200	269
Maine & Maritimes Corp.	1,400	55

		69,484
Total Common Stocks (Cost $7,957,085)		5,778,616

Coupon
Temporary Cash Investments (7.5%)
Money Market Fund (6.7%)
[3,4]	Vanguard Market Liquidity Fund	0.780%	408,370,834	408,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.4%)
	Goldman, Sachs & Co. (Dated 1/30/09, Repurchase Value $24,401,000, collateralized by Federal Home Loan Bank 0.000%, 10/23/09 and Federal Home Loan Bank Discount Note, 3/23/09-12/1/09)	0.290%	2/2/09	24,400	24,400
U.S. Agency Obligations (0.4%)
[5,6]	Federal Home Loan Mortgage Corp.	1.204%	2/23/09	17,000	16,998
[5,6]	Federal Home Loan Mortgage Corp.	1.912%	2/27/09	500	500
[5,6]	Federal Home Loan Mortgage Corp.	1.205%	3/20/09	2,000	1,999
[5,6]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	8,000	7,992

					27,489
Total Temporary Cash Investments(Cost $460,231)					460,260
Total Investments (101.7%) (Cost $8,417,316)					6,238,876
Other Assets and Liabilities-Net (-1.7%)[4]					(102,984)
Net Assets (100%)					6,135,892

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $36,910,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $40,260,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
6	Securities with a value of $27,489,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2009, the cost of investment securities for tax purposes was $8,417,316,000. Net unrealized depreciation of investment securities for tax purposes was $2,178,440,000, consisting of unrealized gains of $279,140,000 on securities that had risen in value since their purchase and $2,457,580,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.6% and 4.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2009, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	3,776	167,126	(9,894)
S&P MidCap 400 Index	131	32,573	(872)
E-mini NASDAQ 100 Index	255	6,014	(183)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Explorer Fund

		Current Period Transactions
	October 31, 2008		Proceeds from		January 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Advanta Corp.	2,425	-	1,410	180	-
Hollywood Media Corp.	NA¹	107	-	-	1,611

	2,425			180	1,611

¹ At October 31, 2008, the issuer was not an affiliated company of the fund.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	6,152,851	(10,949)
Level 2- Other significant observable inputs	86,025	-
Level 3- Significant unobservable inputs	-	-
Total	6,238,876	(10,949)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	March 23, 2009

VANGUARD EXPLORER FUND

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	March 23, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.